SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events	SUBSEQUENT EVENTS
On February 10, 2026 the Company’s Board of Directors declared a cash distribution for the fourth quarter of 2025 of $0.75 per share. The distribution will be made from the Company’s Contributed Surplus account, which consists of previously paid in share premium transferred from the Company’s Additional Paid In Capital account. This dividend will be paid on or around March 12, 2026. The record date and ex-dividend date on the NYSE will be February 27, 2026.

All declarations of dividends are subject to the determination and discretion of the Company’s Board of Directors based on its consideration of various factors, including the Company’s results of operations, financial condition, level of indebtedness, anticipated capital requirements, contractual restrictions, restrictions in its debt agreements, restrictions under applicable law, its business prospects and other factors that the Board of Directors may deem relevant.